INVENTORY, NET - Inventory Obsolescence Provision (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventories [Abstract]
Inventory obsolescence provision - beginning	$ 19	$ 4	$ 9
Add: increase in provision	22	22	1
Deduct: inventory obsolescence write off	(8)	(7)	(6)
Inventory obsolescence provision - ending	$ 33	$ 19	$ 4